CONSOLIDATED STATEMENTS OF INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2013 CNY		Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY		Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
CONSOLIDATED STATEMENTS OF INCOME
Revenue - restaurant sales	$ 224,670		1,360,086			1,188,412			1,019,553
Restaurant expenses:
Food and paper	103,136	[1]	624,356	[1]		538,754	[1]		474,094	[1]
Restaurant wages and related expenses	43,892	[1]	265,711	[1]		223,595	[1]		191,906	[1]
Restaurant rent expense	21,694		131,327			121,520			96,200
Restaurant utilities expense	13,368		80,928			72,188			65,626
Other restaurant operating expenses	8,558	[1]	51,806	[1]		47,318	[1]		43,817	[1]
Selling, general and administrative	13,816		83,639			72,178			67,198
Pre-opening expenses	1,633		9,884			11,791			15,993
Depreciation	11,564		70,008			59,411			38,274
Property and equipment impairment charges	1,420		8,594			13,820			6,396
Goodwill impairment			0		70	456		40	267
Total operating expenses	219,081		1,326,253			1,161,031			999,771
Income from operations	5,589		33,833			27,381			19,782
Interest income	4,489		27,178			21,976			17,226
Foreign exchange loss	(585)		(3,543)			(307)			(15,466)
Other income	148		893			19,808			9,403
Income before income taxes	9,641		58,361			68,858			30,945
Income tax benefit (expenses)	(3,107)		(18,811)			6,778			(37,895)
Net income (loss)	6,534		39,550			75,636			(6,950)
Net income (loss) attributable to shareholders	$ 6,534		39,550			75,636			(6,950)
Basic net income (loss) per share (in dollars per share)	$ 0.06		0.38			0.73			(0.07)
Diluted net income (loss) per share (in dollars per share)	$ 0.06		0.37			0.72			(0.07)
Basic weighted average ordinary shares outstanding (in shares)	104,996,276		104,996,276		104,115,531	104,115,531		103,584,016	103,584,016
Diluted weighted average ordinary shares outstanding (in shares)	105,979,373		105,979,373		105,040,410	105,040,410		103,584,016	103,584,016

[1]	Since the first quarter of 2012, restaurant staff catering and welfare expenses have been reclassified from food and paper and other restaurant operating expense to the category of restaurant wages and related expenses. Prior period numbers have been reclassified accordingly to conform with the current presentation. These expenses amounted to RMB20,530 RMB19,306 and RMB29,202 for years ended December 31, 2011, 2012 and 2013, respectively.